3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (m) Leases (Policies)	12 Months Ended
Jan. 31, 2023
Policies
(m) Leases

(m)Leases

Leasing activity for the Company typically involves the lease of office space. For the fiscal year ended January 31, 2023, the Company held a twelve month rental lease for the office premises space. The payments made under the rental contract total $93,406 (2022 - $90,944) for the fiscal year. This amount is included in office rent on the statement of comprehensive loss.

Another 12 month rental agreement for the office space has been signed for the fiscal year ending January 31, 2024. The payments for the rental are approximately $77,314 for the next fiscal year. This amount will be included in office rent on the statement of comprehensive loss.